Note 10 - Subsequent Events (Details Textual)		3 Months Ended	6 Months Ended
	Jul. 12, 2023	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 08, 2023 USD ($) T
Stock Repurchased and Retired During Period, Value | $			$ 1,049,054
Subsequent Event [Member] | Agreement to Acquire Vessels [Member]
Other Commitment | $				$ 65,000,000
Subsequent Event [Member] | M/V Giants Causeway [Member]
Vessels Weight, Deadweight Tonnage (US Ton) | T				63,197
Subsequent Event [Member] | M/V Sadlers Wells [Member]
Vessels Weight, Deadweight Tonnage (US Ton) | T				63,153
Subsequent Event [Member] | M/V Galileo [Member]
Vessels Weight, Deadweight Tonnage (US Ton) | T				63,177
Subsequent Event [Member] | Blessed Luck Shipowners [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Subsequent Event [Member] | Blessed Luck Shipowners Matching Pledged Deposit Amount [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate	0.90%
Forecast [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares		43,424
Stock Repurchased and Retired During Period, Value | $		$ 620,000